Convertible Notes and Accrued Interest Payable - Schedule of Convertible Notes (Details) - USD ($)		9 Months Ended
	Jul. 23, 2020	Sep. 30, 2020
Allocated to equity	$ 17,850
Accrued Interest		$ 68,137
Total		312,611
Convertible Debt One [Member]
Allocated to equity		$ 20,000
Due date		Sep. 30, 2021
Amortized as Interest		$ 835
Accrued Interest		66
Total		901
Convertible Debt Two [Member]
Allocated to equity		$ 30,000
Due date		Mar. 21, 2021
Amortized as Interest		$ 5,066
Accrued Interest		469
Total		5,535
Convertible Debt Three [Member]
Allocated to equity		$ 60,000
Due date		Aug. 31, 2021
Amortized as Interest		$ 5,232
Accrued Interest		608
Total		5,840
Convertible Debt [Member]
Allocated to equity		110,000
Amortized as Interest		11,133
Accrued Interest		1,143
Total		$ 12,276